CONSOLIDATED STATEMENTS OF CHANGES IN (INVESTED DEFICIT)/SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Statutory Reserve CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit CNY (¥)	Parent Company's Investment Deficit CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Pre-IPO CNY (¥)	IPO CNY (¥)	IPO Additional Paid-in Capital CNY (¥)	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class A Ordinary Shares Pre-IPO Ordinary shares CNY (¥) shares	Class A Ordinary Shares IPO Ordinary shares shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares
Balance at beginning of year at Dec. 31, 2016		¥ (9,205)					¥ (9,205)
Changes in equity
Net (loss)/income		(84,860)					(84,860)
Share-based compensation expenses allocated from Jimu Parent		31,018					31,018
Foreign currency translation adjustments, net of nil tax		841					841
Contribution from shareholders		11					11
Balance at end of year at Dec. 31, 2017		(62,195)					(62,195)
Changes in equity
Share-based awards to employee of the Group		131,260		¥ 131,260
Net (loss)/income		2,171				¥ 2,171
Appropriation to statutory reserve			¥ 1,739			(1,739)
Foreign currency translation adjustments, net of nil tax		30,173			¥ 30,173
Completion of reorganization		(696,925)		113,110	841	(873,130)	¥ 62,195						¥ 59
Completion of reorganization (in shares) | shares													72,000,000
Repurchase of Class A Ordinary Shares		(1)											¥ (1)
Repurchase of Class A Ordinary Shares (in shares) | shares													(540,810)
Share issuance									¥ 1	¥ 280,473	¥ 280,448	¥ 25	¥ 1
Share issuance (in shares) | shares													14,204	29,456,490
Pre-IPO Preferred Shares redemption value accretion		(65,355)		(65,355)
Share issuance upon conversion and redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares		1,437,674		1,437,530								¥ 144
Share issuance upon conversion and redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares												164,664,569
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares												¥ 15	¥ (58)		¥ 43
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares (in shares) | shares												19,676,695	(71,459,190)		51,782,495
Balance at end of year at Dec. 31, 2018		1,057,276	1,739	1,896,993	31,014	(872,698)						¥ 185			¥ 43
Balance at end of year (in shares) at Dec. 31, 2018 | shares												213,811,958			51,782,495
Changes in equity
Impact on adoption of ASC 606		(54,127)				(54,127)
Exercise of options		26										¥ 26
Exercise of options (in share) | shares												29,737,638
Share issuance associated acquisition of subsidiaries		1,187		1,187
Warrant issued to creditor		26,290		26,290
Reassignment of Class B Ordinary Shares to Class A Ordinary Shares, Shares | shares												842,975			(842,975)
Reassignment of Class B Ordinary Shares to Class A Ordinary Shares												¥ 1			¥ (1)
Addition of noncontrolling interests resulting from selling of interests in a subsidiary		20,151		364				¥ 19,787
Contribution from non-controlling interests in a subsidiary		150,000						150,000
Share-based awards to employee of the Group		17,847		17,847
Net (loss)/income	$ (130,211)	(906,490)				(905,895)		(595)
Appropriation to statutory reserve			27,920			(27,920)
Foreign currency translation adjustments, net of nil tax		11,876			11,876
Share issuance associated acquisition of subsidiaries (in shares) | shares												106,636
Share-based awards to employee of Jimu Group		34,684		34,684
Balance at end of year at Dec. 31, 2019	$ 51,526	¥ 358,720	¥ 29,659	¥ 1,977,365	¥ 42,890	¥ (1,860,640)		¥ 169,192				¥ 212			¥ 42
Balance at end of year (in shares) at Dec. 31, 2019 | shares												244,499,207			50,939,520